Significant accounting policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2021
Software – Internally developed software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Useful life	3 years
Software – Purchased from third parties | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Useful life	1 year
Software – Purchased from third parties | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Useful life	3 years